Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustments for
Depreciation and amortization	€ 1,591	€ 1,594	€ 320
Share-based payment	92	113	49
Impairment charges	244	125	11
Restructuring charges	522	751	48
Profit on sale of property, plant and equipment and available-for-sale investments	(121)	(82)	(132)
Transfer from hedging reserve to sales and cost of sales		27	61
Share of results of associated companies and joint ventures	(11)	(18)	(29)
Financial income and expenses	402	308	211
Income tax expense/(benefit)	937	(429)	338
Gain on the sale of businesses	(5)	(14)	(1,178)
Other income and expenses	(68)	32	40
Total	3,583	2,407	(261)
Change in net working capital
(Increase)/decrease in receivables	(421)	18	(728)
(Increase)/decrease in inventories	(296)	533	341
Increase/(decrease) in interest-free liabilities	1,314	(2,758)	(990)
Total	€ 597	(2,207)	(1,377)
750 convertible bonds
Change in net working capital
Debt redeemed		€ 750	€ 750